Financial Instruments And Risk Management (Reconciliation Of Unrealized Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments And Risk Management [Abstract]
Fair Value of Contracts, Beginning of Year	$ 2,040
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered into During the Year	696	1,827	2,148
Fair Value of Contracts Realized During the Year	(2,161)	(948)	(1,203)
Total Unrealized Gain (Loss)	(1,465)	879	945
Fair Value of Contracts, End of Year	$ 575	$ 2,040